Consolidated companies as of December 31, 2017 (Details)				12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
BioFocus DPI AG | Switzerland
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
BioFocus DPI LLC | United States
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	0.00%	0.00%	100.00%
Discovery Partners International GmbH | Germany
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	0.00%	100.00%	100.00%
Changes in voting rights				(100.00%)
Fidelta d.o.o. | Croatia
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Galapagos B.V | The Netherlands
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Galapagos Biotech Ltd. (formerly Inpharmatica Ltd.) | United Kingdom
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Galapagos GmbH | Switzerland
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	0.00%	0.00%
Changes in voting rights				100.00%
Galapagos SASU (France) | France
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Galapagos, Inc. (formerly Biofocus, Inc.) | United States
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%
Xenometrix, Inc. | United States
Consolidated companies as of December 31, 2016
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%	100.00%	100.00%